SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

+1 212 839 5599 FAX

AMERICA ∙ ASIA PACIFIC ∙ EUROPE

August 13, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Multi-Asset Income Portfolio (the "Fund"), a series of BlackRock
Funds II
(Securities Act File No. 333-142592, Investment Company Act File No. 811-
22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses and Prospectuses of the Fund, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on July 23, 2020 (the "497 Filing"). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Respectfully Submitted,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:Janey Ahn

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.